Summary of Consolidated Balance Sheet (Detail) $ in Thousands	Jul. 31, 2017 USD ($)
Current Assets
Trade and other receivables, net	$ (480)	[1]
Marine operating supplies	1,594	[2]
Other current assets	(278)	[3]
Total current assets	836
Investments in, at equity, and advances to unconsolidated companies	(24,683)	[4]
Net properties and equipment	(1,744,672)	[5]
Other assets	(46,270)	[6]
Total assets	(1,814,789)
Current liabilities
Accrued expenses	(160)	[7]
Other current liabilities	(963)	[8]
Total current liabilities	(1,123)
Long-term debt	10,946	[9]
Other liabilities and deferred credits	(4,107)	[8]
Total liabilities	5,716
Equity:
Retained earnings	(1,820,018)	[10]
Accumulated other comprehensive loss	12,779	[11]
Total stockholders' equity	(1,807,239)
Noncontrolling interests	(13,266)	[12]
Total equity	(1,820,505)
Total liabilities and equity	(1,814,789)
Current Assets
Cash and cash equivalents	560,866
Total value of Successor assets	1,934,635
Current liabilities
Accounts payable	102,193
Total current liabilities	425,962
Long-term debt	451,589
Equity:
Common stock (Successor)	756,364
Predecessor
Current Assets
Cash and cash equivalents	683,673
Trade and other receivables, net	116,976
Due from affiliate	252,393
Marine operating supplies	30,495
Other current assets	33,243
Total current assets	1,116,780
Investments in, at equity, and advances to unconsolidated companies	49,367
Net properties and equipment	2,625,848
Other assets	92,674
Total assets	3,884,669
Current liabilities
Accounts payable	39,757
Accrued expenses	71,824
Due to affiliate	123,899
Accrued property and liability losses	2,761
Current portion of long-term debt	10,409
Other current liabilities	20,483
Total current liabilities	269,133
Long-term debt	80,233
Accrued property and liability losses	2,789
Other liabilities and deferred credits	67,487
Liabilities subject to compromise	2,326,122
Total liabilities	2,745,764
Equity:
Common stock (Predecessor)	4,712
Additional paid-in capital (Predecessor)	166,867
Retained earnings	965,164
Accumulated other comprehensive loss	(12,779)
Total stockholders' equity	1,123,964
Noncontrolling interests	14,941
Total equity	1,138,905
Total liabilities and equity	3,884,669
Reorganization Adjustments
Current Assets
Cash and cash equivalents	(122,807)	[13]
Other current assets	(12,438)	[14]
Total current assets	(135,245)
Total assets	(135,245)
Current liabilities
Current portion of long-term debt	(5,204)	[15]
Other current liabilities	102,193
Total current liabilities	96,989
Long-term debt	355,204	[16]
Liabilities subject to compromise	(2,326,122)
Total liabilities	(1,873,929)
Equity:
Common stock (Predecessor)	(4,712)	[17]
Additional paid-in capital (Predecessor)	(166,867)	[17]
Common stock (Successor)	18	[18]
Additional paid-in capital (Successor)	1,055,391	[18]
Retained earnings	854,854	[19]
Total stockholders' equity	1,738,684
Total equity	1,738,684
Total liabilities and equity	(135,245)
Successor
Current Assets
Cash and cash equivalents	560,866
Trade and other receivables, net	116,496
Due from affiliate	252,393
Marine operating supplies	32,089
Other current assets	20,527
Total current assets	982,371
Investments in, at equity, and advances to unconsolidated companies	24,684
Net properties and equipment	881,176
Other assets	46,404
Total value of Successor assets	1,934,635
Current liabilities
Accounts payable	39,757
Accrued expenses	71,664
Due to affiliate	123,899
Accrued property and liability losses	2,761
Current portion of long-term debt	5,205
Other current liabilities	121,713
Total current liabilities	364,999
Long-term debt	446,383
Accrued property and liability losses	2,789
Other liabilities and deferred credits	63,380
Total liabilities	877,551
Equity:
Common stock (Successor)	18
Additional paid-in capital (Successor)	1,055,391
Total stockholders' equity	1,055,409
Noncontrolling interests	1,675
Total equity	1,057,084
Total liabilities and equity	$ 1,934,635

[1]	Represents fair value adjustments on outstanding warranty claims.
[2]	Reflects the adjustment to record fuel inventory held as marine and operating supplies at fair value.
[3]	Reflects adjustments to deferred tax items as a result of the change in vessel values from the application of fresh-start accounting.
[4]	Reflects the adjustment to decrease the carrying value of the Company's equity method investments to their estimated fair values which were determined using a discounted cash flow analysis.
[5]	In estimating the fair value of the vessels and related equipment, the Company used a combination of discounted cash flow method (income approach), the guideline public company method (market approach) and vessel specific liquidation value analyses. A discount rate of 12% was used for the discounted cash flow method. In estimating the fair value of the other property and equipment, the Company used a combination of asset, income, and market-based approaches.
[6]	Reflects fair value adjustments of (i) $41.7 million to reduce the carrying value of a vessel under construction that is currently the subject of an arbitration proceeding in the United States and (ii) $3.8 million to reduce the carrying value of a receivable related to a vessel under construction in Brazil, which is also the subject of pending arbitration (the carrying value of receivable after such fair value adjustment is approximately $1.8 million). Also reflects adjustments to deferred tax items of $0.8 million as a result of the change in vessel values from the application of fresh-start accounting.
[7]	Reflects the write-off of deferred rent liabilities and an increase in a market-value based fuel related liabilities in Brazil.
[8]	Reflects the write-off of $1.3 million of accrued losses in excess of investment related to an unconsolidated subsidiary, an unrecognized deferred gain on the sale of a vessel to an unconsolidated subsidiary of $3.8 million, $0.4 million of which was reflected as current and adjustments to deferred tax items as a result of the change in vessel values from the application of fresh-start accounting of which $0.9 million is current and $1.3 million is long-term. Offsetting these items is the recognition of an intangible liability of approximately $2.1 million, $0.4 million of which is recorded as current, to adjust the Company's office lease contracts to fair value as of July 31, 2017. The intangible liability will be amortized over the remaining life of the contracts through 2023.
[9]	Reflects a $15.4 million premium recorded in relation to the $350 million New Secured Notes, an aggregate $5.4 million discount recorded in relation to the modified Troms Offshore borrowings, and the write-off of historical unamortized debt issuance costs related to the Troms Offshore borrowings of $0.9 million.
[10]	Reflects the cumulative effects of the fresh-start accounting adjustments.
[11]	Represents the elimination of Predecessor accumulated other comprehensive loss.
[12]	Reflects a $13.3 million adjustment to decrease the carrying value of the noncontrolling interests to the estimated fair value.
[13]	The table below reconciles cash payments and amounts payable as of July 31, 2017 to the terms of the Plan described in Note (2) of "Notes to Consolidated Financial Statements" included in this prospectus. (In thousands) Payment made to holders of General Unsecured Claims upon emergence $ 122,807 Amounts payable to holders of General Unsecured Claims at July 31, 2017 102,193 Total payments pursuant to the Plan $ 225,000 Based on the terms contemplated in the Plan, the company would have had $458.7 million of cash upon emergence subsequent to the full payment of the $225 million.
[14]	Represents the recognition of expenses paid prior to the Effective Date of $12.4 million for Plan support and other reorganization-related professional fees.
[15]	Reflects the establishment of a liability related to the unpaid pro rata cash distribution to the General Unsecured Claims.
[16]	Reflects the issuance of the $350 million New Secured Notes to the General Unsecured Creditors as provided for in the Plan and the reclassification from current to long-term of $5.2 million of Troms Offshore debt
[17]	Reflects the cancellation of Predecessor's equity to retained earnings.
[18]	Represents the issuance of Successor equity. The Successor issued approximately 18.5 million shares of New Common Stock including approximately 17.0 million shares of New Common Stock to General Unsecured Creditors and 1.5 million to holders of Predecessor stock. Approximately 7.7 million New Creditor Warrants were issued upon emergence to the General Unsecured Creditors and approximately 3.9 million New Creditor Warrants were reserved for with respect to the unresolved sale leaseback claims. Additionally, 2.4 million Series A Warrants and 2.6 million Series B Warrants were issued to the holders of Predecessor stock with exercise prices of $57.06 and $62.28, respectively. Based on a Black-Scholes-Merton valuation and an estimated fair value of the underlying New Common Stock of $25 per share, the value of each New Creditor Warrant was estimated at $25, the value of each Series A Warrant was estimated at $2.27 and the value of each Series B Warrant was estimated at $1.88.
[19]	Reflects the cumulative effect of the reorganization adjustments discussed above.